Commitments, Option Agreements and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments, Option Agreements and Contingencies [Abstract]
COMMITMENTS, OPTION AGREEMENTS AND CONTINGENCIES
21.	COMMITMENTS, OPTION AGREEMENTS AND CONTINGENCIES

Commitments

As at December 31, 2024, the Company had the following contractual commitments and obligations:

	Total	Less than 1 Year	Years 2 – 5	After 5 Years
	$	$	$	$
Other lease commitments (a)	145,400	145,400	–	–
Service contracts (b)	313,827	313,827	–	–
	459,227	459,227	–	–

(a)	Other lease commitments represent contractual lease payments payable over future periods.

(b)	Service contracts represent commitments in respect of drilling.

Option Agreements

The Company has the option to terminate its option agreements at any time. Future expenditures are therefore dependent on the success of exploration and development programs and a decision by management to continue or exercise its option(s) for the relevant project and agreement.

As at December 31, 2024, the expected timing of payments, in respect of the Company’s option agreements under the assumption that the Company continues to exercise its option(s) for the relevant project and agreement are as follows:

	Total	Less than 1 Year	Years 2 – 5	After 5 Years
	$	$	$	$
First Guayabales Option (a), (b)	9,833,334	333,332	1,333,328	8,166,674
Second Guayabales Option	5,550,000	250,000	1,000,000	4,300,000
San Antonio Option (c)	4,420,000	420,000	4,000,000	–
Other Option agreements (d)	3,058,992	985,178	2,073,814	–
	22,862,326	1,988,510	8,407,142	12,466,674

(a)	Includes a one-time payment of $8,000,000 in lieu of the NSR.

(b)	Amounts disclosed relate only to option payments of the agreement. In addition, as at December 31, 2024, the Company has recognized a total of $28,857,630 as exploration and evaluation expenditures in respect of the minimum expenditures required under the First Guayabales Option.

(c)	Includes a one-time payment of $2,500,00 in lieu of the NSR.

(d)	Amounts disclosed related to the option agreements to purchase surface rights (see Note 8).

Environmental Contingencies

The Company’s exploration activities are subject to Colombian laws and regulations governing the protection of the environment. These laws are subject to change and may generally become more restrictive. The Company may be required to make future expenditures to comply with such laws and regulations, the amounts for which are not determinable and have not been recognized in the consolidated financial statements.